Supplementary Financial Statement Information - Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Research and Development Expenses [Abstract]
Payroll and related expenses	$ 577	$ 576	$ 514
Depreciation	100	80	95
Other	251	21	65
Total expenses	928	677	674
Less – grants received	(195)	(141)	(155)
Total	$ 733	$ 536	$ 519